Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2017
Balances and transactions with related parties [Abstract]
Transactions with related parties
The accounts payable and transactions with related parties at December 31, 2017 and 2016 are summarized as follows:

	2017		2016
	Receivable	Payable	Receivable	Payable
Optimus (see Notes 13 and 14)	$59,098	$-	$59,098	$-
SSA México, S.A. de C.V.	-	34,756	-	51,515
TMM DM	158,090	-	-	-
	$217,188	$34,756	$59,098	$51,515

(a)	SSA México, S.A. de C.V., is a company with which Grupo TMM and Administración Portuaria Integral de Acapulco, S.A. de C.V. conduct leasing operations and consulting.

(b)	The balances with TMM DM arise due to the loss of control of the latter and are related to the maritime operations of TMM DM with the Group.

The most relevant transactions with related parties at December 31, 2017, 2016 and 2015 are summarized as follows:

	2017	2016	2015
Income:
Gain on sale of fixed assets (see Note 13)	$-	$54,679	$-
Leases (a)	788	788	788
	$788	55,467	788

Expenses:
Other expenses (b)	$415	$346	$250

(a)	Grupo TMM, S.A.B. lease operations with SSA México, S.A. de C.V.

(b)	Management consulting provided by SSA México, S.A. de C.V. to Administración Portuaria Integral de Acapulco, S.A. de C.V.

Transactions involving executive personnel
Transactions involving executive personnel for the years ended December 31, 2017, 2016 and 2015 include the following expenses:

	2017	2016	2015
Short-term benefits
Salaries	$31,065	$37,768	$40,571
Social security costs	471	623	775
	$31,536	$38,391	$41,346